         As filed with the Securities and Exchange Commission on October 2, 2002
                                      Registration Nos.: 811-21145 and 333-92106

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                   FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                 [ ]
Pre-Effective Amendment No. 2                    [X]
Post-Effective Amendment No.____                 [ ]

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
Amendment No. 2


                           Fresco Index Shares Funds
               (Exact Name of Registrant as Specified in Charter)

               51 West 52nd Street, New York, New York 10019-6114
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: 212-882-5000

                           Cynthia Lo Bessette, Esq.
                           Assistant General Counsel
                     UBS Global Asset Management (US) Inc.
                              51 West 52nd Street
                            New York, NY 10019-6114
                    (Name and Address of Agent for Service)

                                   Copies to:

                              Stuart Strauss, Esq.
                             Mayer Brown Rowe & Maw
                                 1675 Broadway
                         New York, New York 10019-5820

                           Stephanie M. Nichols, Esq.
                      State Street Bank and Trust Company
                         One Federal Street, 9th Floor
                                Boston, MA 02110

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this registration statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

Part A: INFORMATION REQUIRED IN PROSPECTUS:

The Prospectus for Fresco Index Shares Funds is incorporated herein by reference from Pre-Effective Amendment No. 1 filed with the Commission on September 10, 2002. Accession Number: 0000950117-02-002129

Part B: INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Fresco Index Shares Funds is incorporated herein by reference from Pre-Effective Amendment No. 1 filed with the Commission on September 10, 2002. Accession Number: 0000950117-02-002129

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)       Declaration of Trust(1)
(b)       Bylaws of the Trust(1)
(c) Forms of Global Certificates evidencing shares of the Beneficial Interest, $0.01 par value, of each Fund are filed herewith.
(d)(i) Investment Advisory Agreement between the Trust and UBS Global Asset Management (US) Inc.(2)
(d)(ii)   Form of Sub-Advisory Agreement between UBS Global Asset Management
          (US) Inc. and UBS Global Asset Management Ltd. is filed herewith.
(e) Principal Underwriting Agreement between the Trust and UBS Global Asset Management (US) Inc.(2)
(f)       Not applicable
(g) Custodian and Accounting Services Agreement between the Trust and State Street Bank and Trust Company(2)
(h)(i) Administration Agreement between the Trust and State Street Bank and Trust Company(2)
(h)(ii) Transfer Agency Services Agreement between the Trust and State Street Bank and Trust Company(2)
(h)(iii)  Form of Participant Agreement is filed herewith.
(h)(iv) Sublicense Agreement among FRESCO Index Shares Funds, STOXX Limited and UBS AG is filed herewith.
(i) Opinion and Consent of Mayer Brown Rowe & Maw will be filed by amendment.
(j)       Consent of PricewaterhouseCoopers, LLP will be filed by amendment.
(k)       Not applicable
(l) Form of Purchase Agreement between the Trust and UBS Global Asset Management (US) Inc. is filed herewith.
(m)       Not applicable.
(n)       Not applicable.
(p)(i)    Code of Ethics of the Trust, the Advisor and the Principal
          Underwriter(2)
(p)(ii)   Code of Ethics of Sub-Advisor(2)
(q)(i)    Powers of Attorney(2)
(q)(ii)   Secretary's Certificate(2)

(1) Incorporated herein by reference from Registrant's Registration Statement on Form N-1A (File Nos. 811-21145 and 333-92106) as filed with the U.S. Securities and Exchange Commission on July 9, 2002.
(2) Incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 811-21145 and 333-92106) as filed with the U.S. Securities and Exchange Commission on September 10, 2002.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Immediately prior to the contemplated public offering of the Trust Shares, UBS Global Asset Management (US) Inc. will be the sole shareholder of each Fund of the Trust.

ITEM 25. INDEMNIFICATION

Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant's Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the provisions of Rule 484 under the Act, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant will maintain insurance on behalf of any person who is or was a Trustee, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him/her.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

UBS Global AM, a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in providing investment management, administration and distribution services. Information as to the officers and directors of UBS Global AM is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     a) UBS Global AM serves as principal underwriter and/or investment advisor, sub-advisor or manager for the following investment companies:

          FRESCO INDEX SHARES FUNDS
          2002 TARGET TERM TRUST INC.
          ALL AMERICAN TERM TRUST INC.
          UBS FINANCIAL SERVICES FUND INC.
          UBS INDEX TRUST
          UBS INVESTMENT TRUST
          UBS MANAGED INVESTMENTS TRUST
          UBS MASTER SERIES, INC.
          UBS MONEY SERIES
          UBS SECURITIES TRUST
          UBS SERIES TRUST
          GLOBAL HIGH INCOME DOLLAR FUND INC.
          INSURED MUNICIPAL INCOME FUND INC.
          INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
          LIQUID INSTITUTIONAL RESERVES
          MANAGED HIGH YIELD PLUS FUND INC.
          UBS PACE SELECT ADVISORS TRUST
          STRATEGIC GLOBAL INCOME FUND, INC.

          THE UBS FUNDS
          UBS PAINEWEBBER CASHFUND, INC.
          UBS PAINEWEBBER MANAGED MUNICIPAL TRUST
          UBS PAINEWEBBER MUNICIPAL MONEY MARKET SERIES
          UBS PAINEWEBBER RMA MONEY FUND, INC.
          UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

     b) UBS Global AM is the Registrant's principal underwriter. The directors and officers of UBS Global AM, their principal business addresses and their positions and offices with UBS Global AM are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219) and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of UBS Global AM who also serve as directors or officers of the Registrant.

------------------------------------------------------------------------------------------
Name, Address and Age     Positions and Offices With      Position and Offices with
                          Registrant                      Underwriter
------------------------------------------------------------------------------------------
Amy R. Doberman           Vice President and Assistant    Managing Director and General
51 West 52nd Street       Secretary                       Counsel of UBS Global AM
New York, NY 10019-6114
------------------------------------------------------------------------------------------
David M. Goldenberg       Vice President and              Executive Director and Deputy
51 West 52nd Street       Secretary                       General Counsel of UBS Global AM
New York, NY 10019-6114
------------------------------------------------------------------------------------------
Joseph A. LaCorte         President and Trustee           Managing Director and Co-Head
51 West 52nd Street                                       of the Global Index Market group
New York, NY 10019-6114                                   of UBS Global AM
------------------------------------------------------------------------------------------
Cynthia Lo Bessette       Vice President and Assistant    Director and Assistant General
51 West 52nd Street       Secretary                       Counsel of UBS Global AM
New York, NY 10019-6114
------------------------------------------------------------------------------------------
Joseph T. Malone          Assistant Treasurer             Director and Senior Manager of
51 West 52nd Street                                       the Mutual Fund Finance
New York, NY 10019-6114                                   Department of UBS Global AM
------------------------------------------------------------------------------------------
Paul H. Schubert          Treasurer and Chief Financial   Executive Director and Head of
51 West 52nd Street       Officer                         the Mutual Fund Finance
New York, NY 10019-6114                                   Department of UBS Global AM
------------------------------------------------------------------------------------------
Brian M. Storms           Chief Executive Officer and     Chief Executive Officer, Director
51 West 52nd Street       Trustee                         and President of UBS Global AM
New York, NY 10019-6114
------------------------------------------------------------------------------------------

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, One Federal Street, 9th Floor, Boston, Massachusetts 02110.

ITEM 29.  MANAGEMENT SERVICES

Not applicable.

ITEM 30.  UNDERTAKINGS

The Trust hereby undertakes that it will file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 if the Trust proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act (15 U.S.C. 80a-14(a)(3)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 2nd day of October, 2002.

                                                       FRESCO INDEX SHARES FUNDS


                                                       By: /s/ Brian A. Storms*
                                                           --------------------
                                                       Brian A. Storms
                                                       Chief Executive Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following person in the capacities and on the date indicated:

Signatures                   Title                   Date
----------                   -----                   ----

/s/ Paul H. Schubert         Treasurer               October 2, 2002
--------------------------
Paul H. Schubert


/s/ Joseph A. La Corte*      President and Trustee   October 2, 2002
--------------------------
Joseph A. La Corte


/s/ Brian M. Storms*         CEO and Trustee         October 2, 2002
--------------------------
Brian M. Storms


/s/ Walter E. Auch*          Trustee                 October 2, 2002
--------------------------
Walter E. Auch


/s/ Frank K. Reilly*         Trustee                 October 2, 2002
--------------------------
Frank K. Reilly


/s/ Edward M. Roob*          Trustee                 October 2, 2002
--------------------------
Edward M. Roob


/s/ David M. Goldenberg      Attorney-in-fact        October 2, 2002
--------------------------
David M. Goldenberg

*By David M. Goldenberg pursuant to Power of Attorney dated August 19, 2002.

                                  Exhibit List

(c) Forms of Global Certificates evidencing shares of the Beneficial Interest, $0.01 par value, of each Fund
(d)(ii)   Form of Sub-Advisory Agreement between UBS Global Asset Management
          (US) Inc. and UBS Global Asset Management Ltd.
(h)(iii)  Form of Participant Agreement
(h)(iv) Sublicense Agreement among FRESCO Index Shares Funds, STOXX Limited and UBS AG is filed herewith.
(l) Form of Purchase Agreement(s) between the Trust and UBS Global Asset Management (US) Inc.




                          STATEMENT OF DIFFERENCES
                          ------------------------

 The service mark symbol shall be expressed as.......................... 'sm'